CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE	$ 308		$ 4,128	$ 325	$ 4,262	$ 3,124	$ 18,872
COST OF REVENUE	(281)		(4,008)	(292)	(4,106)	(2,861)	(14,404)
GROSS PROFIT	27		120	33	156	263	4,468
OPERATING EXPENSES
Selling expense					(23)	(23)	(553)
General and administrative expenses	(188,834)		(107,554)	(315,889)	(229,694)	(451,154)	(642,241)
Total operating expenses	(188,834)		(107,554)	(315,889)	(229,717)	(451,177)	(642,794)
LOSS FROM OPERATIONS	(188,807)		(107,434)	(315,856)	(229,561)	(450,914)	(638,326)
Total Other income / (Expense), net	156,011		114,772	159,708	232,829	428,156	650,183
NET (LOSS) / INCOME	(32,796)		7,338	(156,148)	3,268	(22,758)	11,857
OTHER COMPREHENSIVE INCOME / (LOSS)
Foreign currency translation adjustment	101,325		3,639	130,980	140,154	170,055	(77,052)
TOTAL COMPREHENSIVE INCOME / (LOSS)	68,529		10,977	(25,168)	143,422	$ 147,297	$ (65,195)
Net loss per share - basic and diluted						$ (0.00)	$ (0.00)
OTHER INCOME/(EXPENSE), NET
Management fee income						$ 440,000	$ 480,000
Other income	158,670		120,000	165,051	240,000		213,282
Impairments							(16,922)
Other expense	(2,659)		(5,228)	(5,343)	(7,171)	(11,844)	(26,177)
Total other income / (expense), net	156,011		114,772	159,708	232,829	428,156	650,183
Net Income / (Loss)	(32,796)		7,338	(156,148)	3,268	(22,758)	11,857
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 68,529		$ 10,977	$ (25,168)	$ 143,422	147,297	$ (65,195)
Weighted average number of common shares outstanding - basic and diluted	54,087,903		54,087,903	54,087,903	54,087,903
Net Income (Loss) per share - basic and diluted	$ (0.00)		$ 0.00	$ (0.00)	$ 0.00
Scenario, Adjustment [Member]
REVENUE
OPERATING EXPENSES
NET (LOSS) / INCOME
NET (LOSS) / INCOME FOR THE YEAR
OTHER COMPREHENSIVE INCOME / (LOSS)
NET LOSS FOR THE YEAR
OTHER INCOME/(EXPENSE), NET
Net Income / (Loss)
Pro Forma [Member]
REVENUE		222,657				434,480
COST OF REVENUE		(11)				(15,028)
GROSS PROFIT		222,646				419,452
OPERATING EXPENSES
Selling expense		(2,174)				(37,841)
General and administrative expenses		(377,789)				(1,028,598)
Total operating expenses		(379,963)				(1,066,439)
LOSS FROM OPERATIONS		(157,317)				(646,987)
Total Other income / (Expense), net		9,100				555,493
NET (LOSS) / INCOME		(148,217)				(91,494)
Less: (Income) / Loss attributable to non-controlling interest		(10,508)				(74,463)
NET (LOSS) / INCOME FOR THE YEAR		(158,725)				(165,957)
OTHER COMPREHENSIVE INCOME / (LOSS)
Foreign currency translation adjustment		29,655				150,990
TOTAL COMPREHENSIVE INCOME / (LOSS)		$ (129,070)				$ (14,967)
Weighted average number of common shares outstanding - basic and diluted		97,075,977				97,075,977
Net loss per share - basic and diluted		$ (0.00)				$ (0.00)
NET LOSS FOR THE YEAR		$ (158,725)				$ (165,957)
OTHER INCOME/(EXPENSE), NET
Total other income / (expense), net		9,100				555,493
Net Income / (Loss)		(148,217)				(91,494)
TOTAL COMPREHENSIVE INCOME (LOSS)		(129,070)				(14,967)
H W G C [Member]
REVENUE		17				3,124
COST OF REVENUE		(11)				(2,861)
GROSS PROFIT		6				263
OPERATING EXPENSES
Selling expense						(23)
General and administrative expenses		(127,055)				(451,154)
Total operating expenses		(127,055)				(451,177)
LOSS FROM OPERATIONS		(127,049)				(450,914)
Total Other income / (Expense), net		3,697				428,156
NET (LOSS) / INCOME		(123,352)				(22,758)
Less: (Income) / Loss attributable to non-controlling interest
NET (LOSS) / INCOME FOR THE YEAR		(123,352)				(22,758)
OTHER COMPREHENSIVE INCOME / (LOSS)
Foreign currency translation adjustment		29,655				170,055
TOTAL COMPREHENSIVE INCOME / (LOSS)		$ (93,697)				$ 147,297
Weighted average number of common shares outstanding - basic and diluted		54,087,903				54,087,903
Net loss per share - basic and diluted		$ (0.00)				$ 0.00
NET LOSS FOR THE YEAR		$ (123,352)				$ (22,758)
OTHER INCOME/(EXPENSE), NET
Total other income / (expense), net		3,697				428,156
Net Income / (Loss)		(123,352)				(22,758)
TOTAL COMPREHENSIVE INCOME (LOSS)		(93,697)				147,297
H W G G [Member]
REVENUE		222,640				431,356
COST OF REVENUE						(12,167)
GROSS PROFIT		222,640				419,189
OPERATING EXPENSES
Selling expense		(2,174)				(37,818)
General and administrative expenses		(250,734)				(577,444)
Total operating expenses		(252,908)				(615,262)
LOSS FROM OPERATIONS		(30,268)				(196,073)
Total Other income / (Expense), net		5,403				127,337
NET (LOSS) / INCOME		(24,865)				(68,736)
Less: (Income) / Loss attributable to non-controlling interest		(10,508)				(74,463)
NET (LOSS) / INCOME FOR THE YEAR		(35,373)				(143,199)
OTHER COMPREHENSIVE INCOME / (LOSS)
Foreign currency translation adjustment						(19,065)
TOTAL COMPREHENSIVE INCOME / (LOSS)		(35,373)				(162,264)
NET LOSS FOR THE YEAR		(35,373)				(143,199)
OTHER INCOME/(EXPENSE), NET
Total other income / (expense), net		5,403				127,337
Net Income / (Loss)		(24,865)				(68,736)
TOTAL COMPREHENSIVE INCOME (LOSS)		$ (35,373)				$ (162,264)